Income Taxes Domestic and Foreign Income Tax Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ (234.9)	$ (201.4)	$ (72.7)
Foreign	843.3	297.2	184.3
Income (loss) from continuing operations before income taxes	$ 608.4	$ 95.8	$ 111.6